Disclosure of detailed information of long-term debt, activity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Balance - January 1	$ 45,780,000	$ 0
New debt	147,300,000		$ 118.0
Amortization of transaction costs	427,000	114,000
Accretion expense	1,336,000	669,000
Foreign exchange revaluation impact	708,000	0
Balance - December 31	464,308,000	45,780,000
Revolving credit facility
Statement [Line Items]
New debt	147,323,000			$ 0
Convertible debentures
Statement [Line Items]
New debt	279,469,000			$ 45,706,000
Transaction costs	(10,735,000)	(709,000)
Convertible debenture 2016 [Member]
Statement [Line Items]
Transaction costs		$ 775,000
Convertible debenture 2017 [Member]
Statement [Line Items]
Transaction costs	$ 11,500,000